Financial Risk Management - Summary of Items Designated as Hedged Items (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Cash Flow hedge reserve	$ 60,720	$ 130,624	$ 29,658
Variable-rate instruments [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Change in value used for calculating hedge ineffectiveness	(226,307)	(44,898)	(51,285)
Cash Flow hedge reserve	$ 60,720	$ 130,624	$ 29,658